Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreing currency risk management, Cash flow hedge (Detail) In Millions, unless otherwise specified	Sep. 30, 2011 Average Pay Rate (USD) USD ($)	Sep. 30, 2011 Average Receive Rate (JPY) JPY (¥)
Cross Currency Swaps Maturing in 2016 fixed to fixed
%	5.69%	2.15%
Notional amount	$ 298	¥ 35,000